Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
INCOME STATEMENT
Revenue	kr 4,198	kr 3,162	kr 7,052	kr 5,281
Research and development expenses	(1,853)	(1,282)	(3,594)	(2,435)
Selling, general and administrative expenses	(848)	(633)	(1,524)	(1,085)
Operating expenses	(2,701)	(1,915)	(5,118)	(3,520)
Operating profit	1,497	1,247	1,934	1,761
Financial income	243	1,442	527	1,879
Financial expenses	(17)	(200)	(452)	(539)
Net profit before tax	1,723	2,489	2,009	3,101
Corporate tax	(366)	(598)	(426)	(745)
Net profit	kr 1,357	kr 1,891	kr 1,583	kr 2,356
Basic net profit per share	kr 20.80	kr 28.87	kr 24.24	kr 35.97
Diluted net profit per share	kr 20.61	kr 28.66	kr 24.03	kr 35.71
Statement of Comprehensive Income
Net profit	kr 1,357	kr 1,891	kr 1,583	kr 2,356
Amounts which will be re-classified to the income statement:
Exchange differences on translation of foreign operations	(5)	13	14	29
Fair value adjustments of cash flow hedges:
Total comprehensive income	kr 1,352	kr 1,904	kr 1,597	kr 2,385